TRADE PAYABLES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2025
Trade Payables And Other Current Liabilities
TRADE PAYABLES AND OTHER CURRENT LIABILITIES

11.	TRADE PAYABLES AND OTHER CURRENT LIABILITIES

The composition of trade payables and other current liabilities as of December 31, 2025 and 2024 is as follows:

	12/31/2025	12/31/2024
Trade payables	22,413	24,552
Customer online wallets	9,669	8,697
Other current liabilities	9,602	7,211
Accruals	850	773
Warrants	4,437	-
Total	46,971	41,233
Of which: with related parties (Note 14)	4,306	3,958

The customer online wallets are the net difference between funds deposited by customers, plus winning wagers, less losing wagers and less customers withdrawals.

Accrued salaries include Codere Online’s commitments to its staff under the labor legislation prevailing in each market as well as the labor contingencies recognized in each reporting period.

As of December 31, 2025, the warrants were reclassified from non-current liabilities to trade payables and other current liabilities as a result of the warrant’s November 30, 2026 expiration date. As of December 31, 2024, warrants were classified within the non-current financial liabilities.

The fair value of the warrants was derived from quoted prices (Level 1). The warrants represent rights to purchase Ordinary Shares of Codere Online under pre-established terms. As of December 31, 2025 and 2024, there were 6,435,000 total warrants outstanding.

As of December 31, 2025 and 2024, the market price equaled $0.81 and $0.58 per warrant, respectively; therefore, as of December 31, 2025 and 2024, the fair value of the warrant liabilities amounted to €4.4 million and €3.7 million, respectively. The change in fair value of the warrants is reported in the consolidated statements of operations as finance cost amounting to €0.7 million and €3.3 million for the years ended December 31, 2025 and 2024, respectively.

The details of other current liabilities as of December 31, 2025 and 2024 is as follows:

	12/31/2025	12/31/2024
Accrued salaries	2,094	1,744
Current tax liabilities	7,504	5,459
Others	4	8
Total	9,602	7,211